Income Taxes (Summary Of Activity Related To Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Income Taxes [Abstract]
Balance at beginning of year	$ 162,904	$ 120,517
Increases related to current year tax positions	32,996	32,721
Increases related to prior year tax positions	16,301	19,029
Reductions related to prior year tax positions	(523)	(8,648)
Reductions related to settlements / payments	(2,454)
Expiration of the statute of limitations for the assessment of taxes	(3,759)	(715)
Balance at end of year	$ 205,465	$ 162,904